SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONVENIENCE TRANSLATION (Details) - ¥ / $	12 Months Ended
	Dec. 31, 2016	Dec. 30, 2016
Convenience translation
Noon buying rate (in CNY per dollar)		0.1440
Optical Fibers
Property and equipment
Estimated useful lives of the assets	20 years
Computer equipment | Minimum
Property and equipment
Estimated useful lives of the assets	3 years
Computer equipment | Maximum
Property and equipment
Estimated useful lives of the assets	5 years
Furniture, fixtures and office equipment
Property and equipment
Estimated useful lives of the assets	5 years
Motor vehicles
Property and equipment
Estimated useful lives of the assets	10 years
Building
Property and equipment
Estimated useful lives of the assets	40 years